Document and Entity Information	Oct. 30, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001501364
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	United Financial Bancorp, Inc.
Entity Incorporation State Country Code	CT
Entity File Number	001-35028
Entity Tax Identification Number	27-3577029
Entity Address, Address Line One	225 Asylum Street
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06103
City Area Code	(860)
Local Phone Number	291-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	UBNK
Entity Emerging Growth Company	false